UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-3229

                               Scudder Funds Trust
                               -------------------
               (Exact name of registrant as specified in charter)


                             Two International Place
                                Boston, MA 02110
                                ----------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period:  9/30/04
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Short-Term Bond Fund
Investment Portfolio as of September 30, 2004 (Unaudited)

----------------------------------------------------------------------------------------------------------

                                                                          Principal
                                                                          Amount ($)         Value ($)
                                                                          --------------------------------

Corporate Bonds 28.3%
Consumer Discretionary 2.3%
Continental Cablevision, Inc., 8.3%, 5/15/2006                              4,500,000           4,849,668
DaimlerChrysler NA Holding Corp., 6.4%, 5/15/2006 (c)                       2,500,000           2,630,662
Fortune Brands, Inc., 2.875%, 12/1/2006                                     2,000,000           1,992,684
Liberty Media Corp., Series A, 3.5%, 9/25/2006                              1,000,000             995,958
Lowe's Companies, Inc., 7.5%, 12/15/2005                                    2,000,000           2,115,860
Target Corp., 5.95%, 5/15/2006                                              1,000,000           1,051,544
Time Warner, Inc.:
6.125%, 4/15/2006                                                           4,500,000           4,704,705
6.15%, 5/1/2007                                                             1,000,000           1,062,865
Viacom, Inc., 6.4%, 1/30/2006                                               2,000,000           2,093,682
Walt Disney Co., 6.75%, 3/30/2006                                           1,000,000           1,053,970
                                                                                             --------------
                                                                                               22,551,598

Consumer Staples 2.3%
Bottling Group LLC, 2.45%, 10/16/2006                                       1,500,000           1,484,069
Coca-Cola Enterprises, Inc., 2.5%, 9/15/2006                                2,500,000           2,476,862
General Mills, Inc.:
2.625%, 10/24/2006                                                          1,000,000             985,541
5.125%, 2/15/2007                                                           1,500,000           1,562,223
Kraft Foods, Inc.:
4.625%, 11/1/2006                                                           4,000,000           4,113,652
5.25%, 6/1/2007                                                             1,000,000           1,046,550
PepsiCo, Inc., 3.2%, 5/15/2007                                              1,500,000           1,506,276
Safeway, Inc., 2.5%, 11/1/2005                                              1,000,000             996,205
Tyson Foods, Inc., 7.25%, 10/1/2006                                         1,850,000           1,983,975
Unilever Capital Corp., 6.875%, 11/1/2005                                   1,000,000           1,045,303
Wal-Mart Stores, Inc.:
5.45%, 8/1/2006                                                             1,500,000           1,567,790
5.875%, 10/15/2005 (c)                                                      3,500,000           3,617,848
                                                                                             --------------
                                                                                               22,386,294

Energy 1.5%
Alabama Power Co., 2.8%, 12/1/2006                                          2,823,000           2,807,680
Conoco Funding Co., 5.45%, 10/15/2006                                       4,000,000           4,193,628
Devon Energy Corp., 2.75%, 8/1/2006                                         4,000,000           3,972,920
Florida Power & Light, 6.875%, 12/1/2005                                    1,000,000           1,048,696
Occidental Petroleum Corp., 7.65%, 2/15/2006                                1,000,000           1,062,698
Valero Energy Corp., 7.375%, 3/15/2006                                      2,000,000           2,124,840
                                                                                             --------------
                                                                                               15,210,462

Financials 17.2%
ABN Amro Bank NV Chicago, 7.55%, 6/28/2006                                  1,000,000           1,078,526
American Express Co., 5.5%, 9/12/2006                                       1,500,000           1,570,967
American General Finance Corp.:
3.0%, 11/15/2006                                                            1,500,000           1,491,321
5.875%, 7/14/2006                                                           3,000,000           3,150,666
Bank of America Corp.:
4.75%, 10/15/2006                                                           5,000,000           5,171,185
5.25%, 2/1/2007                                                             1,500,000           1,571,929
Bank One Corp.:
6.5%, 2/1/2006                                                              1,000,000           1,048,631
6.875%, 8/1/2006                                                            1,000,000           1,071,102
Bear Stearns Companies, Inc.:
3.0%, 3/30/2006                                                             2,000,000           2,005,236
5.7%, 1/15/2007 (c)                                                         1,500,000           1,582,880
Berkshire Hathaway Finance Corp., 144A, 3.4%, 7/2/2007                      1,500,000           1,505,610
Boeing Capital Corp., 5.75%, 2/15/2007                                      1,000,000           1,059,083
Capital One Bank, 6.875%, 2/1/2006                                          3,500,000           3,680,117
Caterpillar Financial Service Corp.:
2.59%, 7/15/2006                                                            3,000,000           2,985,396
5.95%, 5/1/2006                                                             1,500,000           1,571,488
CIT Group, Inc.:
4.125%, 2/21/2006                                                           3,500,000           3,561,341
7.375%, 4/2/2007                                                            1,000,000           1,096,681
Citigroup, Inc.:
5.5%, 8/9/2006                                                              2,000,000           2,091,720
6.75%, 12/1/2005                                                           12,500,000          13,090,012
Credit Suisse First Boston USA, Inc.:
5.75%, 4/15/2007                                                            1,500,000           1,590,633
5.875%, 8/1/2006                                                            2,500,000           2,628,042
Donaldson, Lufkin & Jenrette Securities Corp.,
6.875%, 11/1/2005                                                           1,000,000           1,044,847
EOP Operating LP, 8.375%, 3/15/2006                                         1,000,000           1,074,231
Fannie Mae, 2.625%, 11/15/2006 (c)                                          1,745,000           1,736,947
Fifth Third Bancorp, 2.7%, 1/30/2007                                        1,000,000             991,686
FleetBoston Financial Corp., 4.875%, 12/1/2006                              1,000,000           1,038,154
Ford Motor Credit Co.:
6.5%, 1/25/2007                                                             6,500,000           6,884,676
6.875%, 2/1/2006                                                            6,500,000           6,801,743
7.2%, 6/15/2007                                                             2,500,000           2,700,783
General Electric Capital Corp.:
2.8%, 1/15/2007                                                             1,000,000             993,860
2.85%, 1/30/2006                                                            6,000,000           6,015,330
3.5%, 8/15/2007 (c)                                                         1,000,000           1,004,404
5.0%, 2/15/2007                                                             1,500,000           1,563,642
6.8%, 11/1/2005                                                             4,000,000           4,178,960
General Motors Acceptance Corp.:
6.125%, 9/15/2006                                                           2,000,000           2,090,826
6.125%, 2/1/2007                                                            1,000,000           1,050,688
6.125%, 8/28/2007                                                           3,500,000           3,687,446
6.15%, 4/5/2007                                                             1,000,000           1,050,871
6.75%, 1/15/2006                                                            6,000,000           6,258,546
Hartford Financial Services Group, Inc.,
2.375%, 6/1/2006                                                            1,500,000           1,483,578
Household Finance Corp.:
5.75%, 1/30/2007                                                            1,500,000           1,585,476
6.5%, 1/24/2006                                                             5,500,000           5,765,859
7.875%, 3/1/2007                                                            1,500,000           1,659,982
John Deere Capital Corp.:
3.125%, 12/15/2005                                                          3,000,000           3,012,600
5.125%, 10/19/2006                                                          1,000,000           1,040,378
JP Morgan Chase & Co.:
5.25%, 5/30/2007 (c)                                                        1,500,000           1,576,290
5.35%, 3/1/2007                                                             2,500,000           2,624,655
5.625%, 8/15/2006                                                           2,500,000           2,620,060
Lehman Brothers Holdings, Inc.:
6.25%, 5/15/2006                                                            3,500,000           3,683,302
6.625%, 2/5/2006                                                            1,500,000           1,578,954
8.25%, 6/15/2007                                                            1,000,000           1,127,335
Marshall & Ilsley Corp.:
2.625%, 2/9/2007                                                            1,000,000             989,466
5.75%, 9/1/2006                                                             2,570,000           2,708,613
MBNA America Bank NA, 6.5%, 6/20/2006                                       1,500,000           1,585,848
Merrill Lynch & Co., Inc.:
3.0%, 4/30/2007                                                             1,000,000             991,909
6.15%, 1/26/2006 (c)                                                        3,000,000           3,135,459
Morgan Stanley Dean Witter & Co.:
6.1%, 4/15/2006                                                             3,500,000           3,665,907
6.875%, 3/1/2007                                                            1,000,000           1,084,642
NiSource Finance Corp., 7.625%, 11/15/2005                                  1,000,000           1,050,795
PNC Funding Corp., 5.75%, 8/1/2006                                          1,500,000           1,571,540
Simon Property Group, LP, 7.375%, 1/20/2006                                 1,000,000           1,054,354
SLM Corp., 5.625%, 4/10/2007                                                1,000,000           1,052,492
SunTrust Banks, Inc., 7.375%, 7/1/2006                                      1,000,000           1,074,848
Toyota Motor Credit Corp., 2.7%, 1/30/2007                                  2,000,000           1,983,168
US Bancorp:
2.75%, 3/30/2006                                                            3,000,000           3,001,197
Series N, 3.95%, 8/23/2007                                                  1,000,000           1,015,539
6.75%, 10/15/2005                                                           1,000,000           1,040,124
Verizon Global Funding Corp., 6.75%, 12/1/2005                              5,000,000           5,234,245
Wachovia Corp., 4.95%, 11/1/2006 (c)                                        1,000,000           1,038,612
Washington Mutual, Inc., 2.4%, 11/3/2005                                    2,500,000           2,494,508
Wells Fargo & Co.:
5.125%, 2/15/2007                                                           1,500,000           1,565,333
5.9%, 5/21/2006                                                             1,500,000           1,575,543
                                                                                             --------------
                                                                                              171,442,817

Health Care 0.6%
Abbott Laboratories, 5.625%, 7/1/2006                                       1,500,000           1,570,323
Pfizer, Inc.:
2.5%, 3/15/2007                                                             1,000,000             989,548
5.625%, 2/1/2006                                                            2,000,000           2,077,814
UnitedHealth Group, Inc., 7.5%, 11/15/2005                                  1,000,000           1,053,085
                                                                                             --------------
                                                                                                5,690,770

Industrials 1.0%
Boeing Capital Corp., 5.65%, 5/15/2006 (c)                                  2,000,000           2,088,058
First Data Corp., 4.7%, 11/1/2006                                           1,000,000           1,035,617
General Dynamics Corp., 2.125%, 5/15/2006                                   1,000,000             989,141
Honeywell International, Inc., 6.875%, 10/3/2005                            1,000,000           1,040,305
Raytheon Co., 6.75%, 8/15/2007                                              3,000,000           3,281,163
United Technologies Corp., 7.0%, 9/15/2006                                  1,000,000           1,069,633
                                                                                             --------------
                                                                                                9,503,917

Information Technology 0.2%
Hewlett-Packard Co., 5.75%, 12/15/2006                                        500,000             527,417
IBM Corp., 4.875%, 10/1/2006                                                1,500,000           1,557,132
                                                                                             --------------
                                                                                                2,084,549
Materials 0.4%
Praxair, Inc., 6.9%, 11/1/2006                                              1,000,000           1,080,688
Weyerhaeuser Co.:
6.0%, 8/1/2006                                                              2,000,000           2,102,114
6.125%, 3/15/2007                                                           1,000,000           1,064,497
                                                                                             --------------
                                                                                                4,247,299

Telecommunication Services 1.4%
AT&T Wireless Services, Inc., 7.35%, 3/1/2006                               2,000,000           2,123,804
Bellsouth Corp., 5.0%, 10/15/2006                                           1,500,000           1,556,630
Cingular Wireless LLC, 5.625%, 12/15/2006                                   1,000,000           1,046,353
SBC Communications, Inc., 5.75%, 5/2/2006                                   2,700,000           2,819,097
Sprint Capital Corp.:
6.0%, 1/15/2007                                                               500,000             529,258
7.125%, 1/30/2006                                                           3,500,000           3,690,620
Verizon Wireless, Inc., 5.375%, 12/15/2006                                  2,500,000           2,616,875
                                                                                             --------------
                                                                                               14,382,637

Utilities 1.4%
American Electric Power Co., Inc., 6.125%, 5/15/2006                        3,500,000           3,669,284
National Rural Utilities Co., 6.0%, 5/15/2006                               2,500,000           2,621,685
Northern States Power Co., 2.875%, 8/1/2006                                 2,000,000           1,994,566
Pepco Holdings, Inc., 3.75%, 2/15/2006                                      2,500,000           2,522,288
Progress Energy, Inc., 6.75%, 3/1/2006                                      1,000,000           1,050,152
Southern California Edison Co., 8.0%, 2/15/2007                             1,000,000           1,106,890
Virginia Electric and Power Co., 5.75%, 3/31/2006                           1,000,000           1,040,356

                                                                                             --------------
                                                                                               14,005,221


Total Corporate Bonds (Cost $280,746,933)                                                     281,505,564


Foreign Bonds - US$ Denominated 2.7%

BP Capital Markets PLC, 2.75%, 12/29/2006                                   2,500,000           2,491,583
British Telecommunications PLC, 7.625%, 12/15/2005                          3,000,000           3,177,651
Diageo Finance BV, 3.0%, 12/15/2006                                         1,500,000           1,498,122
France Telecom SA, 7.2%, 3/1/2006                                           3,200,000           3,418,387
Glaxosmithkline Capital PLC, 2.375%, 4/16/2007                                500,000             491,540
Province of Manitoba, 2.75%, 1/17/2006                                      2,000,000           2,009,258
Province of Ontario:
2.65%, 12/15/2006                                                           2,000,000           1,981,042
6.0%, 2/21/2006                                                             4,000,000           4,178,204
Province of Quebec, 5.5%, 4/11/2006                                         1,000,000           1,041,452
Rio Tinto Financial USA Ltd., 5.75%, 7/3/2006                               2,000,000           2,096,388
Swedish Export Credit Corp., 2.875%, 1/26/2007 (c)                          1,500,000           1,493,591
Tyco International Group SA:
5.8%, 8/1/2006                                                              1,000,000           1,047,179
6.375%, 2/15/2006                                                           1,500,000           1,568,143
United Mexican States, 8.5%, 2/1/2006                                         720,000             770,400

                                                                                             --------------
Total Foreign Bonds - US$ Denominated (Cost $28,102,642)                                       27,262,940

Asset Backed 20.9%
Automobile Receivables 6.1%
Americredit Automobile Receivables Trust:
A4, Series 2004-AF, 2.87%, 2/7/2011                                         5,625,000           5,582,490
A4A, Series 2003-AM, 3.1%, 11/6/2009                                          610,000             611,705
A4, Series 2002-C, 3.55%, 2/12/2009                                         1,405,000           1,417,083
D, Series 2004-1, 5.07%, 7/6/2010                                           2,400,000           2,435,146
B, Series 2002-1, 5.28%, 4/9/2007                                           6,120,000           6,236,798
Capital Auto Receivables Asset Trust, "CTFS",
Series 2004-1, 2.84%, 9/15/2010                                             4,640,000           4,573,029
Daimler Chrysler Auto Trust, "CTFS",
Series 2004-A, 2.85%, 8/8/2010                                              2,390,000           2,329,679
Ford Credit Auto Owner Trust:
C, Series 2004-A, 4.19%, 7/15/2009                                          4,000,000           4,040,290
C, Series 2002-D, 4.4%, 5/15/2007                                           3,280,000           3,334,882
C, Series 2002-C, 4.81%, 3/15/2007                                          1,095,000           1,113,641
Household Automotive Trust:
A4, Series 2003-1, 2.22%, 11/17/2009                                       10,000,000           9,848,659
A4, Series 2003-2, 3.02%, 12/17/2010                                        5,410,000           5,387,293
Hyundai Auto Receivables Trust:
B, Series 2002-A, 144A, 3.54%, 2/16/2009                                    4,020,000           4,059,839
D, Series 2004-A, 4.1%, 8/15/2011                                           1,650,000           1,649,470
Union Acceptance Corp., "A4", Series 2000-D,
6.89%, 4/9/2007                                                             4,934,642           5,013,065
WFS Financial Owner Trust, "A4A",
Series 2002-1, 4.87%, 9/20/2009                                             1,740,000           1,773,173
World Omni Auto Receivables Trust, "B",
Series 2002-A, 3.75%, 7/15/2009                                             1,167,039           1,174,384
                                                                                             --------------
                                                                                               60,580,626

Credit Card Receivables 8.8%
Capital One Master Trust:
C, Series 2000-2, 144A, 7.8%, 8/15/2008                                     9,500,000           9,817,654
C, Series 2000-3, 144A, 7.9%, 10/15/2010                                    9,550,000          10,566,658
Capital One Multi-Asset Execution Trust, "C2",
Series 2003-C2, 4.32%, 4/15/2009                                            1,850,000           1,883,099
Chase USA Master Trust, "C", Series 2000-2,
144A, 7.98%, 4/15/2009                                                      9,730,000          10,240,416
Chemical Master Credit Card Trust, "A",
Series 1996-3, 7.09%, 2/15/2009                                             8,105,000           8,672,223
Circuit City Credit Card Master Trust,
"CTFS", Series 2003-2, 144A, 5.87%*, 4/15/2011                              2,750,000           2,857,690
Citibank Credit Card Issuance Trust, "C1",
Series 2000-C1, 7.45%, 9/15/2007                                            5,600,000           5,849,096
Fleet Credit Card Master Trust II:
A, Series 2001-B, 5.6%, 12/15/2008                                          6,230,000           6,509,354
B, Series 2001-B, 5.9%, 12/15/2008                                         10,000,000          10,459,604
Household Affinity Credit Card Master Note,
"B", Series 2003-2, 2.51%, 2/15/2008                                        4,454,000           4,434,769
MBNA Credit Card Master Note Trust,
"C3", Series 2001-C3, 6.55%, 12/15/2008                                     5,600,000           5,900,670
Pass-Through Amortizing Credit Card Trust, "A1FX",
Series 2002-1A, 144A, 4.096%, 6/18/2012                                     2,191,482           2,210,969
Providian Gateway Master Trust, "D",
Series 2004-DA, 144A, 4.4%, 9/15/2011                                       7,960,000           8,025,919
                                                                                             --------------
                                                                                               87,428,121

Home Equity Loans 3.7%
C-Bass CBO Resecuritization, "D2", 7.25%, 6/1/2032                          1,611,580           1,531,001
Chase Funding Mortgage Loan, "1A2",
Series 2003-4, 2.138%, 5/25/2036                                           11,400,000          11,359,216
Credit-Based Asset Servicing and Securities,
"AF2", Series 2003-CB6, 2.925%, 12/25/2033                                 13,190,000          13,169,454
IMC Home Equity Loan Trust, "A8",
Series 1998-3, 6.34%, 8/20/2029                                             3,462,331           3,500,237
Residential Asset Securities Corp., "AI4",
Series 2002-KS6, 4.38%, 7/25/2030                                           1,030,000           1,043,831
Residential Funding Mortgage Securities,
"A2", Series 2004-HI1, 2.49%, 7/25/2013                                     6,600,000           6,536,475
                                                                                             --------------
                                                                                               37,140,214

Manufactured Housing Receivables 0.6%
Green Tree Financial Corp.:
A1, Series 1994-C1, 6.5%, 3/15/2027                                           352,814             366,799
A5, Series 1994-1, 7.65%, 4/15/2019                                           401,732             422,680
B2, Series 1996-5, 8.45%, 7/15/2027                                         9,577,843                 958
Oakwood Mortgage Investors, Inc., "A3",
Series 1999-B, 6.45%, 11/15/2017                                            1,980,541           1,766,646
Vanderbilt Mortgage Finance, "A4",
Series 2000-D, 7.715%, 7/7/2027                                             2,710,000           2,920,371
                                                                                             --------------
                                                                                                5,477,454

Miscellaneous 1.7%
Caterpillar Financial Asset Trust, "B",
Series 2002-A, 4.03%, 5/26/2008                                             1,580,000           1,596,167
CIT RV Trust:
A5, Series 1998-A, 6.12%, 11/15/2013                                        1,370,000           1,417,188
A5, Series 1999-A, 6.24%, 8/15/2015                                         6,450,000           6,688,559
A7, Series 1997-A, 6.4%, 8/15/2013                                          6,205,000           6,453,543
PP&L Transition Bond Co. LLC, "A7",
Series 1999-1, 7.05%, 6/25/2009                                             1,010,000           1,092,111
                                                                                             --------------
                                                                                               17,247,568


Total Asset Backed (Cost $216,080,189)                                                        207,873,983

US Government Backed 16.1%

US Treasury Note:
2.25%, 2/15/2007 (c)                                                        7,300,000           7,222,153
2.375%, 8/15/2006 (c)                                                         549,000             547,241
2.375%, 8/31/2006 (c)                                                       3,200,000           3,188,125
2.75%, 8/15/2007 (c)                                                       31,710,000          31,623,305
3.125%, 5/15/2007 (c)                                                     116,782,000         117,767,406
                                                                                             --------------
Total US Government Backed (Cost $159,665,022)                                                160,348,230


US Government Agency Sponsored Pass-Throughs 0.2%

Federal Home Loan Mortgage Corp., 7.2%, 10/1/2006                             890,476             950,027
Federal National Mortgage Association, 8.0%, 7/1/2015                         935,614             999,369

                                                                                             --------------
Total US Government Agency Sponsored
Pass-Throughs (Cost $1,956,411)                                                                 1,949,396

Commercial and Non-Agency Mortgage-Backed Securities 21.7%

Amresco Commercial Mortgage Funding:
A3, Series 1997-C1, 7.19%, 6/17/2029                                        8,522,085           9,073,692
B, Series 1997-C1, 7.24%, 6/17/2029                                         2,700,000           2,923,703
Bank of America Mortgage Securities:
1A3, Series 2002-K, 3.5%*, 10/20/2032                                         928,559             912,614
B1, Series 2002-H, 4.705%*, 8/25/2032                                       2,159,092           2,159,430
B2, Series 2002-H, 4.705%*, 8/25/2032                                       1,502,150           1,501,680
Bear Stearns Commercial Mortgage Securities, Inc.,
X2, Series 2002-TOP8, 144A, Interest Only,
2.338%, 8/15/2038                                                         175,962,277          15,653,868
CDC Commercial Mortgage Trust, "XCP",
Series 2002-FX1, 144A, 2.002%*, 5/15/2035                                  59,763,420           4,462,971
Chase Commercial Mortgage Securities Corp.,
"A2", Series 1997-2, 6.6%, 12/19/2029                                       8,820,277           9,469,882
CS First Boston Mortgage Securities Corp.:
A1C, Series 1997-C1, 7.24%, 6/20/2029                                      13,199,020          14,127,246
M1, Series 2001-10R, 144A, 7.44%*, 12/27/2028                                 100,012             100,012
Deutsche Mortgage and Asset Receiving Corp.,
"A2", Series 1998-C1, 6.538%, 6/15/2031                                    11,212,336          12,086,943
DLJ Mortgage Acceptance Corp., "A1B",
Series 1997-CF2, 144A, 6.82%, 10/15/2030                                    8,627,627           9,286,059
First Union-Lehman Brothers Commercial
Mortgage, "A3", Series 1997-C2, 6.65%, 11/18/2029                          17,072,921          18,379,258
First Union-Lehman Brothers-Bank of America:
A1, Series 1998-C2, 6.28%, 11/18/2035                                       6,891,551           6,998,227
A2, Series 1998-C2, 6.56%, 11/18/2035                                       5,240,000           5,694,303
GMAC Commercial Mortgage Securities, Inc.:
A1, Series 1998-C2, 6.15%, 5/15/2035                                          878,472             892,232
A3, Series 1997-C1, 6.869%, 7/15/2029                                      13,905,138          14,984,548
JP Morgan Chase Commercial Mortgage Securities,
"A1", Series 2004-CB9, 3.475%*, 6/12/2041                                   9,694,451           9,674,832
JP Morgan Commercial Mortgage Finance Corp.,
"A3", Series 1997-C5, 7.088%, 9/15/2029                                     6,169,240           6,657,669
LB-UBS Commercial Mortgage Trust:
XCP, Series 2003-C7, 144A, Interest Only, 0.67%, 7/15/2037                269,210,000           5,897,072
XCP, Series 2004-C6,144A, Interest Only, 0.745%, 8/15/2036                 98,268,845           3,461,304
Master Resecuritization Trust, 4.25%, 1/30/2033                             3,766,214           3,734,437
Merrill Lynch Mortgage Investors, Inc.:
A2, Series 1998-C2, 6.39%, 2/15/2030                                       13,578,429          14,469,499
A3, Series 1996-C2, 6.96%, 11/21/2028                                       3,776,499           3,990,212
A3, Series 1997-C1, 7.12%, 6/18/2029                                        3,904,004           4,182,246
A3, Series 1996-C1, 7.42%, 4/25/2028                                        5,280,719           5,374,165
Morgan Stanley Capital I:
A1, Series 2004-T15, 4.13%, 6/13/2041                                      10,050,574          10,183,850
A2, Series 1998-WF1, 6.55%, 3/15/2030                                       4,700,000           5,083,198
Nationslink Funding Corp., "A1", Series 1998-2,
6.001%, 8/20/2030                                                             336,478             345,351
Paine Webber Mortgage Acceptance Corp.,
"1B2", Series 1999-4, 144A, 6.46%*, 7/28/2024                                 363,548             378,802
PNC Mortgage Acceptance Corp., "A1",
Series 2000-C1, 7.52%, 7/15/2008                                            3,359,410           3,673,572
Prudential Home Mortgage Securities, "4B",
Series 1994-A, 144A, 6.73%*, 4/28/2024                                        145,408             145,408
Prudential Securities Secured Financing Corp.,
"A1B", Series 1998-C1, 6.506%, 7/15/2008                                    8,910,000           9,706,570

                                                                                             --------------
Total Commercial and Non-Agency Mortgage-Backed Securities
(Cost $221,261,987)                                                                           215,664,855

Collateralized Mortgage Obligations 6.3%

Fannie Mae Grantor Trust:
A2, Series 2004-T4, 3.93%*, 2/25/2020                                       4,350,000           4,370,390
A1, Series 2001-T8, 7.5%, 7/25/2041                                         2,010,771           2,174,601
Fannie Mae Whole Loan,
"1A2", Series 2003-W4, 3.063%, 4/25/2038                                    4,732,049           4,719,185
Federal Home Loan Mortgage Corp.:
QC, Series 2663, 4.0%, 7/15/2021                                           11,560,000          11,699,280
BT, Series 2448, 6.0%, 5/15/2017                                               19,570              20,505
Federal National Mortgage Association:
KQ, Series 2003-92, 3.5%, 6/25/2023                                        20,000,000          19,936,596
PD, Series G94-10, 6.5%, 9/17/2009                                          5,000,000           5,192,848
3A, Series 2004-W8, 7.5%, 6/25/2044                                        13,652,324          14,817,727
                                                                                             --------------
Total Collateralized Mortgage Obligations
(Cost $62,413,121)                                                                             62,931,132

Government National Mortgage Association 1.7%

Government National Mortgage Association:
7.0% with various maturities from 6/15/2012
until 6/15/2017                                                             9,399,337          10,027,603
8.0% with various maturities from 1/15/2010
until 8/15/2012                                                             2,657,057           2,836,637
8.5%, 11/15/2009                                                            1,567,654           1,624,670
9.5%  with various maturities from 12/15/2016
until 11/15/2020                                                                3,275               3,710
11.5%, 4/15/2019                                                            2,054,444           2,338,057
                                                                                             --------------
Total Government National Mortgage Association
(Cost $16,709,117)                                                                             16,830,677


                                                                          Shares             Value ($)

Securities Lending Collateral 17.3%

Daily Assets Fund Institutional, 1.76% (b) (d)
(Cost $171,984,378)                                                       171,984,378         171,984,378

Cash Equivalents 1.5%

Scudder Cash Management QP Trust, 1.70% (a)
(Cost $15,171,074)                                                         15,171,074          15,171,074
                                                                                             --------------

                                                                               % of
                                                                              Net Assets        Value ($)
                                                                              ----------        ---------

Total Investment Portfolio  (Cost $1,174,090,874)                               116.7        1,161,522,229
Other Assets and Liabilities, Net                                               -16.7        -166,402,756
                                                                                             --------------
Net Assets                                                                      100.0         995,119,473
                                                                                             ==============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* These securities are shown at their current rate as of September 30, 2004.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(c) All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2004 amounted to $168,348,860, which is 16.9% of net assets.

(d)   Represents collateral held in connection with securities lending.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than the stated maturities due to prepayments. Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Short Term Bond Fund


By:                                 /s/Julian Sluyters
                                    ------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               November 19, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Short Term Bond Fund

By:                                 /s/Julian Sluyters
                                    ------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               November 19, 2004



By:                                 /s/Paul Schubert
                                    -----------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               November 19, 2004